Inventory	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventory	INVENTORY

($ in millions)
At December 31:	2025	2024
Finished goods	$230	$134
Work in process and raw materials	990	1,155
Total	$1,220	$1,289